General	9 Months Ended
Sep. 30, 2022
General [Abstract]
GENERAL

Note 1:-  General

a.	Arbe Robotics Ltd. (the “Company”) was founded and registered on November 4, 2015 and commenced its activities in January 2016. The Company, a provider of 4D imaging radar solutions, is leading a radar revolution, enabling safe driver-assist systems today while paving the way for fully autonomous driving in the future. Arbe is empowering automakers, tier-1 suppliers, which are companies that supply parts or systems directly to OEMs, autonomous ground vehicles, commercial and industrial vehicles, and a wide array of safety applications with next-generation sensing and paradigm-changing perception.

b.	On October 26, 2017, the Company established a Delaware subsidiary, named “Arbe Robotics US Inc”. Arbe Robotics US Inc is engaged mainly in the Company’s sales in the U.S.

c.	On March 18, 2021, the Company entered into a business combination agreement (the “Merger Agreement”) with Industrial Tech Acquisitions Inc. (“ITAC”), a Delaware corporation that was a special purpose acquisition company (generally known as a SPAC), and whose business was to enter into a business combination agreement. In connection with the Merger Agreement, the Company established a wholly-owned Delaware subsidiary, Autobot MergerSub, Inc. (“Merger Sub”) which was merged into ITAC pursuant to the Merger Agreement.

On October 7, 2021, the business combination was consummated, and Merger Sub merged with and into ITAC, with ITAC becoming a wholly-owned subsidiary of the Company, and the securityholders of ITAC becoming securityholders of the Company. In connection with the Merger, the name of ITAC was changed to Autobot HoldCo, Inc. In connection with the Merger, the Company’s ordinary shares and warrants were listed on the Nasdaq Capital Market.

d.	The Company depends on a certain supplier for the development and production of its products. If this supplier fails to deliver or delays the delivery of the necessary products, the Company will be required to seek alternative sources of supply. A change in suppliers could result in manufacturing delays, which could cause a possible loss of sales and, consequently, could adversely affect the Company’s results of operations and financial position.

e.	The novel coronavirus (“COVID-19”) pandemic created and may continue to create significant uncertainty in macroeconomic conditions, and the extent of the impact of the pandemic on the Company’s operational and financial performance will depend on various future developments, including the duration and spread of the COVID-19 outbreak and impact on the Company’s customers, suppliers, contract manufacturers and employees, all of which is uncertain at this time. Although the restrictions that had been imposed by governments have largely been reduced, if not eliminated, the People’s Republic of China (“PRC”) has maintained its zero-COVID policy, with resulting lockdowns and closures, which may affect the Company’s business with PRC-based tier-1 suppliers and automakers.

The Company believes that the long-term horizon of its business plans can mitigate the impact of the pandemic. The Company considered the impact of COVID-19 on the estimates and assumptions and determined that there were no material adverse impacts on the Company for the nine months ended September 30, 2022. As events continue to evolve and additional information becomes available, the Company’s estimates and assumptions may change materially in future periods. The Company cannot predict the effect on its business with PRC customers of hospitalizations and deaths which may result for the change in the PRC’s government’s change from the zero COVID policy.